As filed with the Securities and Exchange Commission on April 1, 2002.

                                                   File No. 333-81142

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]

   Pre-Effective Amendment No.  ______                        [ ]

   Post-Effective Amendment No. 1                             [X]

                           FRANKLIN STRATEGIC SERIES
                           -------------------------
              (Exact Name of Registrant as Specified in Charter)

                                (650) 312-2000
                                --------------
                 (Registrant's Area Code and Telephone Number)


                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ----------------------------------------------
   (Address of Principal Executive Offices: Number, Street, City, State, Zip
                                     Code)

                          MURRAY L. SIMPSON, ESQUIRE
                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ----------------------------------------------
                    (Name and Address of Agent for Service)

                                  Copies to:

                            Bruce G. Leto, Esquire
                     Stradley, Ronon, Stevens & Young, LLP
                           2600 One Commerce Square
                          Philadelphia, PA 19103-7098


Title of the securities being registered: Shares of beneficial interest with a par value of $.01 per share, of Franklin Large Cap Growth Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

                                    PART A
Part A of the Franklin Strategic Series N-14 is incorporated by reference to the electronic filing made on March 5, 2002 under File No. 333-81142.

                                    PART B
Part B of the Franklin Strategic Series N-14 is incorporated by reference to the electronic filing made on March 5, 2002 under File No. 333-81142.

                                    PART C

                               OTHER INFORMATION

Item 15.   INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. EXHIBITS The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 4(a), 12(a) and 14(a):


      (1)  Copies of the charter of the Registrant as now in effect;

           (a) Agreement and Declaration of Trust of Franklin California 250 Growth Index Fund dated January 22, 1991
                Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: June 2, 1995

           (b) Certificate of Amendment of Agreement and Declaration of Trust of Franklin Strategic Series dated April 18, 1995
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: August 7, 1996

           (c) Certificate of Amendment of Agreement and Declaration of Trust of Franklin Strategic Series dated July 19, 2001
                Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: August 29, 2001

           (d)  Certificate of Trust dated January 22, 1991
                Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: June 2, 1995

           (e) Certificate of Amendment to the Certificate of Trust dated November 19, 1991
                Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: June 2, 1995

           (f) Certificate of Amendment to the Certificate of Trust of Franklin Strategic Series dated May 14, 1992
                Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: June 2, 1995

      (2) Copies of the existing by-laws or corresponding instruments of the Registrant;

           (a) Amended and Restated By-Laws of Franklin Strategic Series as of April 25, 1991
                Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: June 2, 1995

           (b) Amendment dated October 27, 1994 to By-Laws of Franklin Strategic Series
                Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: June 2, 1995

      (3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

           Not Applicable.

      (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)   Agreement and Plan of Reorganization dated February 25, 2002

      (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

           Not Applicable.

      (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

           (a) Management Agreement between the Registrant, on behalf of Franklin Global Health Care Fund, Franklin Small Cap Growth Fund, Franklin Global Utilities Fund, and Franklin Natural Resources Fund, and Franklin Advisers, Inc., dated February 24, 1992
                Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: June 2, 1995

           (b) Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund, and Franklin Advisers, Inc., dated May 24, 1994
                Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: June 2, 1995

           (c) Subadvisory Agreement between the Franklin Advisers, Inc., on behalf of the Franklin U.S. Long-Short Fund, and Franklin Templeton Alternative Strategies, LLC, dated October 9, 2001
                Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: December 20, 2001

           (d) Subadvisory Agreement between Franklin Advisers, Inc., on behalf of the Franklin Strategic Income Fund, and Templeton Investment Counsel, LLC, dated January 1, 2001
                Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: August 29, 2001

           (e) Amended and Restated Management Agreement between the Registrant, on behalf of Franklin California Growth Fund, and Franklin Advisers, Inc., dated July 12, 1993
                Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: June 2, 1995

           (f) Management Agreement between the Registrant, on behalf of Franklin Blue Chip Fund, and Franklin Advisers, Inc., dated February 13, 1996
                Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: March 14, 1996

           (g) Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin California Growth Fund, and Franklin Advisers, Inc., dated July 12, 1993
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: August 7, 1996

           (h) Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin Global Health Care Fund, Franklin Small Cap Growth Fund, Franklin Global Utilities Fund, and Franklin Natural Resources Fund, and Franklin Advisers, Inc., dated February 24, 1992
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: August 7, 1996

           (i) Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund, and Franklin Advisers, Inc., dated May 24, 1994
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: August 7, 1996

           (j) Management Agreement between the Registrant, on behalf of Franklin Biotechnology Discovery Fund, and Franklin Advisers, Inc., dated July 15, 1997
                Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: August 22, 1997

           (k) Investment Advisory Agreement between the Registrant, on behalf of Franklin U.S. Long-Short Fund, and Franklin Advisers, Inc. dated February 18, 1999
                Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: March 11, 1999

           (l) Investment Advisory Agreement between the Registrant, on behalf of Franklin Large Cap Growth Fund, and Franklin Advisers, Inc. dated May 18, 1999
                Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: June 25, 1999

           (m) Investment Advisory Agreement between the Registrant, on behalf of Franklin Aggressive Growth Fund, and Franklin Advisers, Inc. dated May 18, 1999
                Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: June 25, 1999

           (n) Investment Advisory Agreement between the Registrant, on behalf of Franklin Technology Fund, and Franklin Advisers, Inc., dated May 1, 2000
                Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date:  June 30, 2000

           (o) Investment Advisory Agreement between the Registrant, on behalf of Franklin Small Cap Growth Fund II, and Franklin Advisers, Inc. dated May 1, 2000
                Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date:  June 30, 2000

      (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

           (a) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated March 1, 1998
                Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: December 23, 1998

           (b) Amended and Restated Distribution Agreement between the Registrant and Franklin/Templeton Distributors, Inc. dated October 31, 2000
                Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: August 29, 2001

      (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

           Not Applicable.

      (9)  Copies of all custodian agreements and depository contracts under
           Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

           (a) Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: March 14, 1996

           (b) Amendment dated May 7, 1997 to Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: March 13, 1998

           (c) Amendment dated February 27, 1998 to Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: December 23, 1998

           (d) Amendment dated March 28, 2001 to Exhibit A of the Master Custody Agreement between the Registrant and the Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: August 29, 2001

           (e) Amendment dated May 16, 2001, to Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: December 20, 2001

           (f) Amended and Restated Foreign Custody Manager Agreement between the Registrant and Bank of New York made as of May 16, 2001
                Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: December 20, 2001

           (g) Terminal Link Agreement between the Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: March 14, 1996

      (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

           (a) Class A Amended and Restated Distribution Plan between the Registrant, on behalf of Franklin California Growth Fund, Franklin Small Cap Growth Fund, Franklin Global Health Care Fund and Franklin Global Utilities Fund, and Franklin/Templeton Distributors, Inc., dated July 1, 1993
                Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: June 2, 1995

           (b) Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc., dated May 24, 1994
                Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: June 2, 1995

           (c) Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Natural Resources Fund, and Franklin/Templeton Distributors, Inc., dated June 1, 1995
                Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: June 2, 1995

           (d) Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Blue Chip Fund, and Franklin/Templeton Distributors, Inc., dated May 28, 1996
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: August 7, 1996

           (e) Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Biotechnology Discovery Fund and Franklin/Templeton Distributors, Inc., dated September 15, 1997
                Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: March 13, 1998

           (f) Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin U.S. Long-Short Fund, and Franklin/Templeton Distributors, Inc. dated April 15, 1999
                Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: June 25, 1999

           (g) Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Large Cap Growth Fund and Franklin/Templeton Distributors, Inc. dated May 18, 1999
                Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: June 25, 1999

           (h) Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Aggressive Growth Fund and Franklin/Templeton Distributors, Inc. dated May 18, 1999
                Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: June 25, 1999

           (i) Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Small Cap Growth Fund II and Franklin/Templeton Distributors, Inc., dated May 1, 2000
                Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date:  June 30, 2000

           (j) Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Technology Fund and Franklin/Templeton Distributors, Inc., dated May 1, 2000
                Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date:  June 30, 2000

           (k) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin California Growth Fund and Franklin/Templeton Distributors, Inc. dated October 16, 1998
                Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: March 24, 1999

           (l) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Global Health Care Fund and Franklin/Templeton Distributors, Inc. dated October 16, 1998
                Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: March 24, 1999

           (m) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Global Utilities Fund and Franklin/Templeton Distributors, Inc. dated October 16, 1998
                Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: March 24, 1999

           (n) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Strategic Income Fund and Franklin/Templeton Distributors, Inc. dated October 16, 1998
                Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: March 24, 1999

           (o) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Large Cap Growth Fund and Franklin/Templeton Distributors, Inc. dated May 18, 1999
                Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: June 25, 1999

           (p) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Aggressive Growth Fund and Franklin/Templeton Distributors, Inc. dated May 18, 1999
                Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: June 25, 1999

           (q) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Blue Chip Fund and Franklin/Templeton Distributors, Inc., dated September 14, 1999
                Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date:  June 30, 2000

           (r) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Small Cap Growth Fund II and Franklin/Templeton Distributors, Inc., dated May 1, 2000
                Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date:  June 30, 2000

           (s) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Technology Fund and Franklin/Templeton Distributors, Inc., dated May 1, 2000
                Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date:  June 30, 2000

           (t) Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Strategic Income Fund and Franklin/Templeton Distributors, Inc., dated October 31, 2000
                Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: August 29, 2001

           (u) Class C Distribution Plan between the Registrant, on behalf of Franklin Aggressive Growth Fund, Franklin Blue Chip Fund, Franklin California Growth Fund, Franklin Global Communications Fund, Franklin Global Health Care Fund, Franklin Large Cap Growth Fund, Franklin Small Cap Growth Fund I, Franklin Small Cap Growth Fund II and Franklin Technology Fund and Franklin/Templeton Distributors, Inc., dated October 31, 2000
                Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: August 29, 2001

           (v) Class R Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Aggressive Growth Fund, Franklin California Growth Fund, Franklin Blue Chip Fund, Franklin Large Cap Growth Fund, Franklin Small Cap Growth Fund II, Franklin Small-Mid Cap Growth Fund, Franklin Strategic Income Fund and Franklin Technology Fund and Franklin/Templeton Distributors, Inc. dated January 1, 2002
                Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: December 20, 2001

           (w) Multiple Class Plan for Franklin Global Utilities Fund dated April 16, 1998
                Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: March 24, 1999

           (x) Multiple Class Plan for Franklin Global Health Care Fund dated April 16, 1998
                Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: March 24, 1999

           (y) Multiple Class Plan for Franklin Natural Resources Fund dated June 18, 1996
                Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: December 11, 1996

           (z) Multiple Class Plan for Franklin Strategic Income Fund dated October 9, 2001
                Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: December 20, 2001

           (aa) Multiple Class Plan for Franklin Aggressive Growth Fund dated October 9, 2001
                Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: December 20, 2001

           (bb) Multiple Class Plan for Franklin Blue Chip Growth Fund dated October 9, 2001
                Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: December 20, 2001

           (cc) Multiple Class Plan for Franklin California Growth Fund dated October 9, 2001
                Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: December 20, 2001

           (dd) Multiple Class Plan for Franklin Large Cap Growth Fund dated October 9, 2001
                Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: December 20, 2001

           (ee) Multiple Class Plan for Franklin Small Cap Growth Fund II dated October 9, 2001
                Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: December 20, 2001

           (ff) Multiple Class Plan for Franklin Technology Fund dated October 9, 2001
                Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: December 20, 2001

           (gg) Multiple Class Plan for Franklin Small-Mid Cap Growth Fund dated October 9, 2001
                Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: December 20, 2001

      (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

           (a)  Opinion and Consent of Counsel dated March 8, 1999
                Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: March 11, 1999

      (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

           (a) Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders

      (13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

           (a) Subcontract for Fund Administrative Services dated January 1, 2001 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC
                Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: August 29, 2001

           (b) Fund Administration Agreement between the Registrant, on behalf of Franklin Biotechnology Discovery Fund, and Franklin Templeton Services, LLC, dated January 1, 2001
                Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: August 29, 2001

           (c) Fund Administration Agreement between the Registrant, on behalf of Franklin U.S. Long-Short Fund, and Franklin Templeton Services, LLC, dated January 1, 2001
                Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: August 29, 2001

           (d) Fund Administration Agreement between the Registrant, on behalf of Franklin Large Cap Growth Fund, and Franklin Templeton Services, LLC, dated January 1, 2001
                Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: August 29, 2001

           (e) Fund Administration Agreement between the Registrant, on behalf of Franklin Aggressive Growth Fund, and Franklin Templeton Services, LLC, dated January 1, 2001
                Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: August 29, 2001

           (f) Fund Administration Agreement between the Registrant, on behalf of Franklin Technology Fund, and Franklin Templeton Services, LLC, dated January 1, 2001
                Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: August 29, 2001

           (g) Fund Administration Agreement between the Registrant, on behalf of Franklin Small Cap Growth Fund II, and Franklin Templeton Services, LLC, dated January 1, 2001
                Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: August 29, 2001

      (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

           (a)  Consent of Ernst & Young LLP, independent auditors to FTI Funds

      (15) All financial statements omitted pursuant to Item 14(a)(1);

           Not Applicable.

      (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

           (a) Power of Attorney for Franklin Strategic Series dated January 28, 2000
                Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: January 28, 2000

      (17) Any additional exhibits which the Registrant may wish to file.

           Not Applicable.

Item 17.   UNDERTAKINGS

           (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

           (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 1st day of April, 2002.

                                   FRANKLIN STRATEGIC SERIES
                                   (Registrant)

                                   By: /s/ DAVID P. GOSS
                                   David P. Goss, Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

RUPERT H. JOHNSON, JR.*             Principal Executive Officer
-----------------------
Rupert H. Johnson, Jr.              and Trustee
                                    Dated: April 1, 2002

MARTIN L. FLANAGAN*                 Principal Financial Officer
-------------------
Martin L. Flanagan                  Dated: April 1, 2002

KIMBERLEY H. MONASTERIO*            Principal Accounting Officer
------------------------
Kimberley H. Monasterio             Dated: April 1, 2002

FRANK H. ABBOTT, III*               Trustee
---------------------
Frank H. Abbott, III                Dated: April 1, 2002

HARRIS J. ASHTON*                   Trustee
-----------------
Harris J. Ashton                    Dated: April 1, 2002

HARMON E. BURNS*                    Trustee
----------------
Harmon E. Burns                     Dated: April 1, 2002

S. JOSEPH FORTUNATO*                Trustee
--------------------
S. Joseph Fortunato                 Dated: April 1, 2002

EDITH E. HOLIDAY*                   Trustee
-----------------
Edith E. Holiday                    Dated: April 1, 2002

CHARLES B. JOHNSON*                 Trustee
-------------------
Charles B. Johnson                  Dated: April 1, 2002

FRANK W.T. LAHAYE*                  Trustee
------------------
Frank W.T. LaHaye                   Dated: April 1, 2002

GORDON S. MACKLIN*                  Trustee
------------------
Gordon S. Macklin                   Dated: April 1, 2002


*By:  /s/ DAVID P. GOSS
      David P. Goss, Attorney-in-Fact
      (Pursuant to Power of Attorney previously filed)

                           FRANKLIN STRATEGIC SERIES
                          N-14 REGISTRATION STATEMENT
                                 EXHIBIT INDEX

EXHIBIT NO.         DESCRIPTION

EX-99.(4)(a)        Agreement and Plan of Reorganization dated
                    February 25, 2002

EX-99.(12)(a)       Opinion and Consent of Counsel Supporting Tax
                    Matters and Consequences to Shareholders

EX-99.(14)(a)       Consent of Ernst & Young LLP, independent
                    auditors to FTI Funds